Debt, Short and Long-term Debt (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Short and long term debt [Abstract]
Total Debt		$ 567,585,631	$ 500,677,052
Less: Short-term debt and current portion of long-term debt		104,210,738	160,963,603		$ 5,142
Long-term debt		$ 463,374,893	$ 339,713,449		$ 22,861
Capitalization rate		6.14%	5.94%
Tax withholding percentage		4.90%
Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt		$ 85,228,000	$ 74,466,141
Less: Short-term debt and current portion of long-term debt		57,023,548	65,141,774
Financial Leases [Member]
Short and long term debt [Abstract]
Less: Short-term debt and current portion of long-term debt		7,686	0
U.S. Dollars [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 183,421,882	$ 143,528,274
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 5.125% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.125%			5.125%
Borrowings maturity		2028
Total Debt		$ 4,143,002
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.375% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.375%			6.375%
Borrowings maturity		2028
Total Debt		$ 4,676,086
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%			4.375%
Borrowings maturity		2029
Total Debt		$ 2,402,000
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 3.625% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		3.625%	3.625%		3.625%
Borrowings maturity		2029	2029
Total Debt		$ 20,268,300	$ 16,893,500
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 2.875% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		2.875%	2.875%		2.875%
Borrowings maturity		2030	2030
Total Debt		$ 20,268,300	$ 16,893,500
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.700% Maturing 2032 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.70%	4.70%		4.70%
Borrowings maturity		2032	2032
Total Debt		$ 15,201,225	$ 12,670,125
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.375% Maturing 2035 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.375%	6.375%		6.375%
Borrowings maturity		2035	2035
Total Debt		$ 19,889,891	$ 16,578,098
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.125% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.125%	6.125%		6.125%
Borrowings maturity		2037	2037
Total Debt		$ 7,483,563	$ 6,237,503
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.125% Maturing 2040 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.125%	6.125%		6.125%
Borrowings maturity		2040	2040
Total Debt		$ 40,445,595	$ 33,711,148
U.S. Dollars [Member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%	4.375%		4.375%
Borrowings maturity		2042	2042
Total Debt		$ 23,308,545	$ 19,427,525
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2049 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%	4.375%		4.375%
Borrowings maturity		2049	2049
Total Debt		$ 25,335,375	$ 21,116,875
U.S. Dollars [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		6.75%			6.75%
Total Debt		$ 23,511,228
U.S. Dollars [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.40%			0.40%
Borrowings maturity		2025
U.S. Dollars [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.55%			0.55%
Borrowings maturity		2029
Mexican Pesos [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 120,204,796	$ 89,926,765
Mexican Pesos [Member] | Commercial Paper 10.420%-11.530% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings maturity		2025
Total Debt		$ 6,500,597
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.00%	0.00%		0.00%
Borrowings maturity		2025	2025
Total Debt		$ 6,201,365	$ 5,930,385
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate TIIE + 0.050% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.05%	0.05%		0.05%
Borrowings maturity		2025	2025
Total Debt		$ 3,000,000	$ 3,000,000
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate TIIE + 0.300% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.30%			0.30%
Borrowings maturity		2025
Total Debt		$ 409,418
Mexican Pesos [Member] | Domestic Senior Notes One Interest Rate TIIE + 0.300% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.30%
Borrowings maturity			2025
Total Debt			$ 335,731
Mexican Pesos [Member] | Domestic Senior Notes Two Interest Rate TIIE + 0.300% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.30%
Borrowings maturity			2025
Total Debt			$ 73,688
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 7.125% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			7.125%
Borrowings maturity			2024
Total Debt			$ 11,000,000
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 9.350% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		9.35%	9.35%		9.35%
Borrowings maturity		2028	2028
Total Debt		$ 11,016,086	$ 11,016,086
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 10.125% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		10.125%			10.125%
Borrowings maturity		2029
Total Debt		$ 17,500,000
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 9.500% Maturing 2031 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		9.50%	9.50%		9.50%
Borrowings maturity		2031	2031
Total Debt		$ 17,000,000	$ 17,000,000
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 9.520% Maturing 2032 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		9.52%	9.52%		9.52%
Borrowings maturity		2032	2032
Total Debt		$ 14,679,166	$ 14,679,166
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 10.300% Maturing 2034 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		10.30%			10.30%
Borrowings maturity		2034
Total Debt		$ 20,000,000
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 8.460% Maturing 2036 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		8.46%	8.46%		8.46%
Borrowings maturity		2036	2036
Total Debt		$ 7,871,700	$ 7,871,700
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		8.36%	8.36%		8.36%
Borrowings maturity		2037	2037
Total Debt		$ 4,964,352	$ 4,964,352
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 4.840% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.84%	4.84%		4.84%
Borrowings maturity		2037	2037
Total Debt		$ 11,062,112	$ 10,578,733
Mexican Pesos [Member] | Commercial Paper Two Interest Rate 11.439% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			11.439%
Borrowings maturity			2024
Total Debt			$ 200,000
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate TIIE + 0.020% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.02%
Borrowings maturity			2024
Total Debt			$ 1,356,693
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate TIIE + 0.050% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.05%
Borrowings maturity			2024
Total Debt			$ 1,920,231
Mexican Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings maturity		2025	2024
Total Debt		$ 10,380,000	$ 52,680,000
Mexican Pesos [Member] | Bottom of Range [Member] | Commercial Paper 10.420%-11.530% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		10.42%			10.42%
Mexican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.30%
Borrowings interest rate adjustment		0.40%			0.40%
Mexican Pesos [Member] | Top of Range [Member] | Commercial Paper 10.420%-11.530% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		11.53%			11.53%
Mexican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.79%
Borrowings interest rate adjustment		0.79%			0.79%
Euros [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 84,568,592	$ 111,553,842
Euros [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings maturity		2025
Total Debt		$ 26,158,406
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 1.500% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.50%	1.50%		1.50%
Borrowings maturity		2026	2026
Total Debt		$ 15,745,429	$ 13,986,551
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 0.750% Maturing 2027 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.75%	0.75%		0.75%
Borrowings maturity		2027	2027
Total Debt		$ 15,867,928	$ 14,095,366
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 2.125% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		2.125%	2.125%		2.125%
Borrowings maturity		2028	2028
Total Debt		$ 12,520,975	$ 11,122,292
Euros [Member] | Fixed Rate Senior Notes Interest Rate 5.250% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.25%	5.25%		5.25%
Borrowings maturity		2028	2028
Total Debt		$ 10,496,953	$ 9,324,371
Euros [Member] | Floating-Rate Senior Notes Interest Rate Euribor 3M+ 1.050% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.05%			1.05%
Borrowings maturity		2028
Total Debt		$ 3,778,901
Euros [Member] | Commercial Paper 4.110%-4.210% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings maturity			2024
Total Debt			$ 9,510,854
Euros [Member] | Exchangeable Bond Interest Rate 0.000% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			0.00%
Borrowings maturity			2024
Total Debt			$ 37,662,984
Euros [Member] | Fixed-rate Senior Notes Interest Rate 1.500% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			1.50%
Borrowings maturity			2024
Total Debt			$ 15,851,424
Euros [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		1.30%			1.30%
Borrowings maturity		2028
Total Debt		$ 6,088,232	$ 10,443,291
Euros [Member] | Bottom of Range [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		2.87%			2.87%
Euros [Member] | Bottom of Range [Member] | Commercial Paper 4.110%-4.210% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			4.11%
Euros [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate			1.30%
Borrowings maturity				2024
Euros [Member] | Top of Range [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		3.84%			3.84%
Euros [Member] | Top of Range [Member] | Commercial Paper 4.110%-4.210% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment			4.21%
Euros [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate			4.32%
Borrowings maturity				2028
Pound Sterling [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 55,827,006	$ 47,315,652
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 5.000% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.00%	5.00%		5.00%
Borrowings maturity		2026	2026
Total Debt		$ 12,687,956	$ 10,753,557
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 5.750% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.75%	5.75%		5.75%
Borrowings maturity		2030	2030
Total Debt		$ 16,494,343	$ 13,979,625
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 4.948% Maturing 2033 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.948%	4.948%		4.948%
Borrowings maturity		2033	2033
Total Debt		$ 7,612,773	$ 6,452,134
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2041 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%	4.375%		4.375%
Borrowings maturity		2041	2041
Total Debt		$ 19,031,934	$ 16,130,336
Brazilian Reais [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 32,731,458	$ 28,788,006
Brazilian Reais [Member] | Debenture CDI + 1.37% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.37%			1.37%
Borrowings maturity		2025
Total Debt		$ 4,909,719
Brazilian Reais [Member] | Debenture CDI + 1.35% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.35%			1.35%
Borrowings maturity		2026
Total Debt		$ 4,909,719
Brazilian Reais [Member] | Debenture CDI + 1.20% Maturing 2027 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.20%			1.20%
Borrowings maturity		2027
Total Debt		$ 9,819,437
Brazilian Reais [Member] | Debenture CDI + 0.55% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.55%			0.55%
Borrowings maturity		2028
Total Debt		$ 4,909,719
Brazilian Reais [Member] | Debenture IPCA + 5.7687% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.7687%			5.7687%
Borrowings maturity		2029
Total Debt		$ 8,182,864
Brazilian Reais [Member] | Debenture CDI + 1.400% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			1.40%
Borrowings maturity			2024
Total Debt			$ 14,830,185
Brazilian Reais [Member] | Debenture CDI + 1.100% Maturing 2024 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			1.10%
Borrowings maturity			2024
Total Debt			$ 3,489,455
Brazilian Reais [Member] | Debenture CDI + 1.370% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			1.37%
Borrowings maturity			2025
Total Debt			$ 5,234,183
Brazilian Reais [Member] | Debenture CDI + 1.350% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate			1.35%
Borrowings maturity			2026
Total Debt			$ 5,234,183
Japanese Yen [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 1,674,427	$ 1,557,115
Japanese Yen [Member] | Fixed-Rate Senior Notes Interest Rate 2.950% Maturing 2039 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		2.95%	2.95%		2.95%
Borrowings maturity		2039	2039
Total Debt		$ 1,674,427	$ 1,557,115
Chilean Pesos [Member]
Short and long term debt [Abstract]
Total Debt	[1],[2]	$ 3,907,036	$ 3,541,257
Chilean Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 4.000% Maturing 2035 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.00%	4.00%		4.00%
Borrowings maturity		2035	2035
Total Debt		$ 3,907,036	$ 3,541,257
Chilean Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		3.35%			3.35%
Total Debt		$ 6,526,415
Chilean Pesos [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings maturity		2027
Total Debt		$ 22,052
Chilean Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.60%			0.60%
Borrowings maturity		2025
Chilean Pesos [Member] | Bottom of Range [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		8.27%			8.27%
Chilean Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.75%			0.75%
Borrowings maturity		2026
Chilean Pesos [Member] | Top of Range [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		8.97%			8.97%
Other Currencies [Member]
Short and long term debt [Abstract]
Total Debt		$ 5,581,463	5,098,372
Less: Short-term debt and current portion of long-term debt			160,963,603
Long-term debt			$ 339,713,449
Other Currencies [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt		$ 85,250,434
Peruvian Soles [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings maturity		2025	2024
Total Debt		$ 21,298,150	$ 11,342,850
Peruvian Soles [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate			7.83%
Borrowings interest rate adjustment		5.08%			5.08%
Peruvian Soles [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate			8.01%
Borrowings interest rate adjustment		6.15%			6.15%
Colombia Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.56%			0.56%
Total Debt		$ 17,008,428
Colombia Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.56%			0.56%
Borrowings maturity		2025
Colombia Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		2.55%			2.55%
Borrowings maturity		2026
Dominican Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt		$ 415,929
Dominican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		10.90%			10.90%
Borrowings maturity		2025
Dominican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		13.25%			13.25%
Borrowings maturity		2026

[1]	Includes secured and unsecured senior notes.
[2]	Thousands of Mexican pesos.